Significant Balance Sheet Components - Schedule of Other accrued and Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Balance Sheet Related Disclosures [Abstract]
Accrued sales and use tax	$ 4,941	$ 2,881	$ 935
Current portion of a long-term payable for a purchase of software	393	512	494
Deferred rent and lease incentives	1,189	494	193
Non-sufficient funds reserve	407	147	91
Accrued license fees	454	131	85
Other	3,510	2,391	1,203
Total	$ 10,894	$ 6,556	$ 3,001